                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                              ------------------------

Check here if Amendment  /  /; Amendment Number:
                                                ------------
  This Amendment (Check only one.):     /  /  is a restatement.
                                        /  /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
          --------------------------------------------------
Address:   1550 Utica Avenue South, Suite 950
          --------------------------------------------------
           Minneapolis, Minnesota 55416
          --------------------------------------------------

          --------------------------------------------------

Form 13F File Number:  28- 2786
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jundt
          --------------------------------------------------
Title:     Chairman and Chief Executive Officer
          --------------------------------------------------
Phone:     (612) 541-0677
          --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James R. Jundt            Minneapolis, Minnesota        May 10, 1999
-------------------------     ----------------------        --------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                        --------------------
Form 13F Information Table Entry Total:  83
                                        --------------------
Form 13F Information Table Value Total: $ 241,071
                                        --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          Form 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------  --------------  ---------  ----------  --------------------  ----------  ---------  ---------------------

                                                       VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------  --------------  ---------  ----------  -------   ---   ----  ----------  ---------  -------  ------  ----
ABR INFORMATION SYS           COMMON      00077R108         309    17800    SH            SOLE                  17800     0      0
A D C TELECOMMUNICATIONS      COMMON      000886101        1989    41700    SH            SOLE                  41700     0      0
AHL SVCS INC                  COMMON      001296102         494    24100    SH            SOLE                  24100     0      0
ADVANTAGE LEARNING SYSTE      COMMON      00757K100         286     9200    SH            SOLE                   9200     0      0
ALTERNATIVE LIVING SVCS       COMMON      02145K107         376    18800    SH            SOLE                  18800     0      0
AMERICA ONLINE INC DEL        COMMON      02364J104        5233    35600    SH            SOLE                  35600     0      0
AMGEN INC                     COMMON      031162100        3482    46500    SH            SOLE                  46500     0      0
ASPECT DEV INC                COMMON      045234101         323    13900    SH            SOLE                  13900     0      0
AT HOME CORP                  COMMON      045919107        1559     9900    SH            SOLE                   9900     0      0
AUTOZONE INC                  COMMON      053332102        2764    91000    SH            SOLE                  91000     0      0
BALANCE BAR CO                COMMON      057623100         329    33500    SH            SOLE                  33500     0      0
BED BATH & BEYOND INC         COMMON      075896100        1584    43400    SH            SOLE                  43400     0      0
BEST BUY INC                  COMMON      086516101         562    10800    SH            SOLE                  10800     0      0
BEST SOFTWARE INC             COMMON      086579109         377    27900    SH            SOLE                  27900     0      0
BIOCHEM PHARMA INC            COMMON      09058T108        2513   117900    SH            SOLE                 117900     0      0
BIOGEN INC                    COMMON      090597105        2481    21700    SH            SOLE                  21700     0      0
BIOMATRIX INC                 COMMON      09060P102        4664    59800    SH            SOLE                  59800     0      0
CSG SYS INTL INC              COMMON      126349109         663    16800    SH            SOLE                  16800     0      0
CABLEVISION SYS CORP          COMMON      12686C109       14291   192800    SH            SOLE                 192800     0      0
CENTOCOR INC                  COMMON      152342101        1230    33300    SH            SOLE                  33300     0      0
CISCO SYS INC                 COMMON      17275R102        8669    79125    SH            SOLE                  79125     0      0
CITRIX SYS INC                COMMON      177376100         869    22800    SH            SOLE                  22800     0      0
CLOSURE MED CORP              COMMON      189093107         684    18000    SH            SOLE                  18000     0      0
COM21 INC                     COMMON      205937105         420    16000    SH            SOLE                  16000     0      0
CONCUR TECHNOLOGIES INC       COMMON      206708109         532    11800    SH            SOLE                  11800     0      0
DSET CORP                     COMMON      262504103        2896   249100    SH            SOLE                 249100     0      0
E M C CORP MASS               COMMON      268648102        2159    16900    SH            SOLE                  16900     0      0
ECHOSTAR COMMUNICATNS         COMMON      278762109        6163    75500    SH            SOLE                  75500     0      0
ECLIPSYS CORP                 COMMON      278856109         368    17400    SH            SOLE                  17400     0      0
EXCHANGE APPLICATIONS         COMMON      300867108         427    17000    SH            SOLE                  17000     0      0
FACTSET RESH SYS INC          COMMON      303075105         571    13200    SH            SOLE                  13200     0      0
FAMOUS DAVES AMER INC         COMMON      307068106         593   249500    SH            SOLE                 249500     0      0
GENESYS TELECOMMUNICATIO      COMMON      371931106         191    12700    SH            SOLE                  12700     0      0
GEOTEL COMMUNICATIONS CO      COMMON      373656107        1679    36600    SH            SOLE                  36600     0      0
GREAT PLAINS SOFTWARE         COMMON      39119E105         387    10000    SH            SOLE                  10000     0      0

          COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------  --------------  ---------  ----------  --------------------  ----------  ---------  ---------------------

                                                       VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------  --------------  ---------  ----------  -------   ---   ----  ----------  ---------  -------  ------  ----
GUCCI GROUP N V ADR           COMMON      401566104        3051    37900    SH            SOLE                  37900     0      0
HNC SOFTWARE INC              COMMON      40425P107         560    17100    SH            SOLE                  17100     0      0
HEARTPORT INC                 COMMON      421969106         700   145500    SH            SOLE                 145500     0      0
HOME DEPOT INC                COMMON      437076102        9085   145946    SH            SOLE                 145946     0      0
INSPIRE INS SOLUTIONS IN      COMMON      457732105         336    17700    SH            SOLE                  17700     0      0
INTEL CORP                    COMMON      458140100        2271    19100    SH            SOLE                  19100     0      0
INTUIT                        COMMON      461202103        2055    20200    SH            SOLE                  20200     0      0
LEGATO SYSTEMS INC            COMMON      524651106         392     7600    SH            SOLE                   7600     0      0
LILLY ELI & CO                COMMON      532457108        6408    75500    SH            SOLE                  75500     0      0
LINENS N THINGS INC           COMMON      535679104         953    21000    SH            SOLE                  21000     0      0
LUCENT TECHNOLOGIES INC       COMMON      549463107        1447    13400    SH            SOLE                  13400     0      0
MCI WORLDCOM INC              COMMON      55268B106        8307    93800    SH            SOLE                  93800     0      0
MEDTRONIC INC                 COMMON      585055106        1222    17000    SH            SOLE                  17000     0      0
MERCK & CO INC                COMMON      589331107         729     9100    SH            SOLE                   9100     0      0
MICROSOFT CORP                COMMON      594918104       12745   142200    SH            SOLE                 142200     0      0
MOBIUS MGMT SYSTEMS INC       COMMON      606925105         790    37600    SH            SOLE                  37600     0      0
MONSANTO CO                   COMMON      611662107       19170   417300    SH            SOLE                 417300     0      0
NETWORK APPLIANCE INC         COMMON      64120L104        1412    27900    SH            SOLE                  27900     0      0
NEW ERA OF NETWORKS INC       COMMON      644312100         359     5300    SH            SOLE                   5300     0      0
NEXTEL COMMUNICATIONS IN      COMMON      65332V103        3923   107100    SH            SOLE                 107100     0      0
NOKIA CORP                    COMMON      654902204        2274    14600    SH            SOLE                  14600     0      0
NOVELL INC                    COMMON      670006105       10090   400600    SH            SOLE                 400600     0      0
P F CHANGS CHINA BISTRO       COMMON      69333Y108         467    15300    SH            SOLE                  15300     0      0
PERCLOSE INC                  COMMON      71361C107         512    16500    SH            SOLE                  16500     0      0
PEREGRINE SYSTEMS INC         COMMON      71366Q101         706    21000    SH            SOLE                  21000     0      0
PETSMART INC                  COMMON      716768106        2212   275400    SH            SOLE                 275400     0      0
PFIZER INC                    COMMON      717081103       10184    73400    SH            SOLE                  73400     0      0
PINNACLE HLDGS INC            COMMON      72346N101        1361    90000    SH            SOLE                  90000     0      0
PROBUSINESS SERVICES INC      COMMON      742674104         433    10300    SH            SOLE                  10300     0      0
PROGRESSIVE CORP OHIO         COMMON      743315103        1306     9100    SH            SOLE                   9100     0      0
QWEST COMMUNICATIONS INT      COMMON      749121109       11369   157700    SH            SOLE                 157700     0      0
RESTORATION HARDWARE INC      COMMON      760981100         447    20300    SH            SOLE                  20300     0      0
SAPIENT CORP                  COMMON      803062108        1335    18700    SH            SOLE                  18700     0      0
SCHERING PLOUGH CORP          COMMON      806605101        9989   180800    SH            SOLE                 180800     0      0
SCHLUMBERGER LTD              COMMON      806857108         319     5300    SH            SOLE                   5300     0      0
SCHOOL SPECIALTY INC          COMMON      807863105         293    15000    SH            SOLE                  15000     0      0
SELECT COMFORT CORP           COMMON      81616X103        1692    60700    SH            SOLE                  60700     0      0
SIEBEL SYSTEMS INC            COMMON      826170102        2000    42100    SH            SOLE                  42100     0      0

          COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------  --------------  ---------  ----------  --------------------  ----------  ---------  ---------------------

                                                       VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------  --------------  ---------  ----------  -------   ---   ----  ----------  ---------  -------  ------  ----
SNYDER COMMUNICATIONS IN      COMMON      862914105         357    12800    SH            SOLE                  12800     0      0
STAPLES INC                   COMMON      855030102        3288   100009    SH            SOLE                 100009     0      0
SUNRISE ASSISTED LIVNG        COMMON      86768K106         506    11100    SH            SOLE                  11100     0      0
SUPERIOR CONSULTANT HLDG      COMMON      868146101         594    17400    SH            SOLE                  17400     0      0
TELLABS INC                   COMMON      879664100        5425    55500    SH            SOLE                  55500     0      0
TERAYON COMMUNICATION SY      COMMON      880775101         364     9100    SH            SOLE                   9100     0      0
TIME WARNER INC               COMMON      887315109       11011   155500    SH            SOLE                 155500     0      0
UNIPHASE CORP                 COMMON      909149106         495     4300    SH            SOLE                   4300     0      0
VERITAS SOFTWARE CO           COMMON      923436109        1357    16800    SH            SOLE                  16800     0      0
GEMSTAR INTL GROUP LTD        COMMON      G3788V106       12657   168200    SH            SOLE                 168200     0      0
                                                     -------------------                                      -------
TOTALS                                                   241075  5067780                                      5067780